Financial Instruments and Financial Risk Management - Schedule of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss [Member]
Schedule of Financial Liabilities [Line Items]
Lease liabilities
Accounts payable and accruals
Long-term loans
Derivative financial instruments	148	109
Total financial liabilities	148	109
Financial liabilities at amortized cost [Member]
Schedule of Financial Liabilities [Line Items]
Lease liabilities	620	893
Accounts payable and accruals	4,735	2,808
Long-term loans	970	1,092
Derivative financial instruments
Total financial liabilities	6,325	4,793
Total financial liabilities [Member]
Schedule of Financial Liabilities [Line Items]
Lease liabilities	620	893
Accounts payable and accruals	4,735	2,808
Long-term loans	970	1,092
Derivative financial instruments	148	109
Total financial liabilities	$ 6,473	$ 4,902